Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 25,910	$ 27,184
Goodwill	133,311	140,940
Intangible assets	44,831	45,874
Investments in associates and joint ventures	6,136	5,263
Investment securities	108	100
Deferred tax assets	1,457	1,216
Employee benefits	16	22
Income tax receivables	992	708
Derivatives	291	25
Trade and other receivables	769	834
Non-current assets	213,822	222,166
Current assets
Investment securities	87	1,304
Inventories	4,234	4,119
Income tax receivables	457	908
Derivatives	16	458
Trade and other receivables	6,375	6,566
Cash and cash equivalents	7,074	10,472
Assets classified as held for sale	39	133
Current assets	18,281	23,960
Total assets	232,103	246,126
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	19,056	24,835
Retained earnings	26,074	28,394
Equity attributable to equity holders of AB InBev	64,486	72,585
Non-controlling interests	7,418	7,635
Total equity	71,904	80,220
Non-current liabilities
Interest-bearing loans and borrowings	105,584	108,949
Employee benefits	2,681	2,993
Deferred tax liabilities	13,165	13,107
Income tax payables	576	732
Derivatives	766	937
Trade and other payables	1,816	1,462
Provisions	1,152	1,515
Non-current liabilities	125,740	129,695
Current liabilities
Bank overdrafts	114	117
Interest-bearing loans and borrowings	4,216	7,433
Income tax payables	1,220	1,558
Derivatives	5,574	1,457
Trade and other payables	22,568	24,762
Provisions	766	885
Current liabilities	34,459	36,211
Total equity and liabilities	$ 232,103	$ 246,126